Income Tax Expense (Details) - Schedule of movement in valuation allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Schedule of movement in valuation allowance [Abstract]
Beginning balance	¥ 61,448	¥ 16,716	¥ 9,609
Additions from acquisition	2,070
Additions	46,488	50,389	7,232
Reversal	(11,789)	(4,261)	(125)
Expired	(136)	(1,396)
Ending balance	¥ 98,081	¥ 61,448	¥ 16,716